Fees Summary	Nov. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,832,000.00
Previously Paid Amount	0.00
Total Fee Amount	159.38
Total Offset Amount	0.00
Net Fee	159.38
Narrative - Max Aggregate Offering Price	$ 1,832,000.00
Final Prospectus	true